Gotham Total Return Fund
Gotham Total Return Fund
Investment Objective
The Gotham Total Return Fund (the "Fund") seeks long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Total Return Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gotham Total Return Fund Institutional Class
Management Fees	[1]	none
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[2]	0.25%
Acquired Fund Fees and Expenses	[3]	3.65%
Total Annual Fund Operating Expenses	[4]	3.90%
Fee Waivers and/or Expense Reimbursements	[5]	none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4][5]	3.90%
[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") is not entitled to receive an investment advisory fee on Fund assets invested in mutual funds advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), but is entitled to receive an investment advisory fee of 2.00% of the Fund's average net assets invested in investments other than an underlying fund. While Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, it does receive an investment advisory fee from each underlying fund as investment adviser to such funds. It is estimated that the Fund's assets will only be invested in underlying funds during its first year of operations.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. Any dividend and interest expense on securities sold short by the Underlying Funds are included in "Acquired Fund Feed and Expenses."
[4]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions, do not exceed 0.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Gotham Total Return Fund Institutional Class	392	1,189

Portfolio Turnover

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund, and the Fund to the extent it invests in assets other than funds, does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the Fund. The Fund's portfolio turnover is only shown once the Fund has completed its first fiscal year of operations.

Summary of Principal Investment Strategies

The Fund seeks to achieve its objective by investing in other funds as well as other types of investments as described below. By following the investment strategy described below, the Fund hopes to achieve its investment objective and in doing so, outperform the investment returns of the top ranked university endowments over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle.

The Fund intends to allocate the majority of its assets among mutual funds advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"). The underlying funds are expected to primarily consist of Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Neutral Fund and Gotham Index Plus Fund. Each of the underlying funds utilize a long/short equity strategy with varying levels of net equity exposure (long positions less short positions) ranging from approximately 0% – 25% for the Gotham Neutral Fund to approximately 70% – 100% for the Gotham Enhanced 500 Fund. The Adviser expects that the net long equity market exposure for the Fund will be in the range of approximately 40% – 80% during normal market conditions. The Fund's allocation to the underlying funds and investments will be rebalanced based on the Adviser's current assessment of market conditions.

As a fund of funds, in addition to the underlying funds, the Fund may purchase shares of other registered investment companies where the investment adviser is not the same as, or affiliated with, Gotham, including ETFs. The Fund may also invest in equity and equity-related securities directly. Equity and equity-related securities include common and preferred stock warrants and rights. When investing in equity and equity-related securities, the Adviser will purchase securities it believes are undervalued and short securities it believes are overvalued.

The Underlying Funds

Each of the underlying funds takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation. The underlying funds generally invest in U.S. common stocks.

For each of the underlying funds, the Adviser employs a systematic bottom-up approach based on the Adviser's proprietary analytical framework. This approach consists of:

•  Researching and analyzing each company in the Adviser's coverage universe according to a proprietary methodology that emphasizes fundamentals such as recurring earnings, capital efficiency and valuation;

•  Identifying and excluding companies that do not conform to the Adviser's valuation methodology or companies judged by the Adviser to have questionable financial reporting;

•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on proprietary valuations.

Generally, each of the underlying fund's long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser's assessment of value. Similarly, the short portfolio of each underlying fund is weighted most heavily towards those short positions selling at the largest premium to the Adviser's measures of value. The underlying funds are rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolios to reflect ranking changes resulting from earnings releases and other new information related to particular companies.

Each of the underlying fund's investment of the proceeds of short sales creates leverage in such underlying fund, which may amplify changes in such underlying fund's net asset value. The underlying funds also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of portfolio securities will be collateralized by liquid securities and cash. The underlying funds will invest cash collateral received in securities consistent with their principal investment strategy.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds. The value of the underlying funds' investments, and the NAVs of the shares of both the Fund and the underlying funds, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which the underlying funds invest. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Shareholders will bear the indirect proportionate expenses of investing in the underlying funds.

•  Asset Allocation Risk: The risk that the selection by a manager of the underlying funds and the allocation of the Fund's assets among the underlying funds will cause the Fund to underperform other funds with similar investment objectives. The Fund's investment in any one underlying fund or asset class may exceed 25% of the Fund's total assets, which may cause it to be subject to greater risk than a more diversified fund.

•  Equity Securities Risk: The Fund and underlying funds may invest in equity securities. Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company's assets including debt holders. The value of equity securities could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Equity investments risk a loss of all or a substantial portion of the investment.

•  Market Risk: The Fund and each underlying fund are subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund or an underlying fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund or an underlying fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund and/or the underlying funds that it believes are undervalued. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Conversely, the Fund and/or an underlying fund will short securities the Adviser believes are overvalued. This presents the risk that a stock's value may not decrease to what the Adviser believes is its true market values because the market fails to recognize what the Adviser considers to be the company's value, because the Adviser misjudges those values or because the Adviser is required to purchase the security before its investment thesis could be realized.

•  Short Sale Risk: The Adviser intends, on behalf of the Fund or an underlying fund, to short securities. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund's or underlying fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund or underlying fund's ability to engage in short selling. In addition, the Fund or underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with an underlying fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") reduce the performance of the Fund and/or an underlying fund. The Fund or underlying fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

•  Leverage: The Adviser intends, on behalf of the Fund and/or the underlying funds, to utilize leverage through its investment of short sale proceeds. The use of leverage allows the Fund or underlying fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of a fund's portfolio. The effect of the use of leverage by a fund in a market that moves adversely to its investments could result in substantial losses to an underlying fund and the Fund, which would be greater than if the Fund or underlying fund were not leveraged.

  The short sale proceeds utilized by the Fund or underlying fund to leverage investments are collateralized by all or a portion of the Fund's or the underlying fund's portfolio, respectively. Accordingly, the Fund or an underlying fund will pledge its securities in order to obtain leverage. Should the securities pledged to brokers to secure the Fund's or underlying fund's margin accounts decline in value, the Fund or underlying fund could be subject to a "margin call", pursuant to which the Fund or underlying fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. The banks and dealers that provide financing to the Fund or underlying fund can apply essentially discretionary margin. Changes by counterparties in the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can be no assurance that the Fund or an underlying fund will be able to secure or maintain adequate financing. The utilization of short sale proceeds for leverage will cause the Fund or underlying fund to be subject to fees, transaction and other costs.

•  Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser's team of financial analysts may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund or an underlying fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund and underlying fund to potential risks. For example, by relying on such data Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund or an underlying fund could incur losses or miss out on gains on such investments before the errors are identified and corrected. The Adviser does not reimburse the Fund or an underlying fund for database errors.

•  Systems Risks: The Fund and the underlying funds depend on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement its strategies, to trade, clear and settle securities transactions, to monitor the Fund and underlying funds' portfolios, and to generate risk management and other reports that are critical to the Adviser's activities. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by incorrect programming, software viruses and power failures. Any such defect or failure could have a material adverse effect on the Adviser's activities. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred. The Adviser does not reimburse the Fund or an underlying fund for database errors clients for losses related to system failures.

•  Portfolio Turnover Risk: The Fund and the underlying funds may sell their securities, regardless of the length of time that they have been held, if the investment adviser of such fund determines that it would be in the fund's best interest to do so. The Fund and the underlying funds may frequently adjust the size of their long and, to the extent applicable, short positions. These transactions will increase a fund's "portfolio turnover" and the fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to a fund and in higher net taxable gain for shareholders, and may reduce a fund's returns.

•  Securities Lending Risk: Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially. The Fund or the underlying funds could also lose money if their short-term investment of the cash collateral declines in value over the period of the loan.

•  Limited History of Operations: The Fund and certain of the underlying funds are recently formed mutual funds and have a limited history of operations.

Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.